SCHEDULE ANALYSIS OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Balance at beginning of period	$ 3,642	$ 4,240
Provision during the period	19	41
Written off during the period	(582)	(532)
Reversal during the period	(26)	(107)
Balance at the end of the period	$ 3,053	$ 3,642